Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consist of the following:
	As of June 30,
	2025	2024
	US$	US$

Digital assets	$2,080,000	$—
Less: accumulated amortization	(277,333)	—
Intangible assets, net	$1,802,667	$—

Schedule of Amortization Expenses

Amortization was $ 277,333 and $nil for the years ended June 30, 2025 and 2024, respectively.

Aggregate Amortization expenses:
For year ended 6/30/2025	$(277,333)

Estimated Amortization Expenses:
For year ended 6/30//2026	$416,000
For year ended 6/30/2027	$416,000
For year ended 6/30/2028	$416,000
For year ended 6/30/2029	$416,000
For year ended 6/30/2030	$138,667